Related party balances and transactions - Transactions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2025 USD ($)	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2023 CNY (¥)
Related party balances and transactions
Amount of transaction		$ 7,007
Interest expense				$ 23,772	$ 18,568	[1]	$ 11,239	[1]
Related Party
Related party balances and transactions
Interest expense				1,818	2,165		1,717
Hubei ECARX | Related Party
Related party balances and transactions
Amount of transaction					39,822
Purchase of products and services
Related party balances and transactions
Amount of transaction				309,303	157,588		89,732
Purchase of products and services | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction				697	3,485		14,398
Purchase of products and services | Hubei ECARX
Related party balances and transactions
Amount of transaction				1,065	2,524		467
Purchase of products and services | Xingji Meizu
Related party balances and transactions
Amount of transaction				23,227	16,456		386
Rental of office space
Related party balances and transactions
Amount of transaction				672	778		652
Rental of office space | Related Party
Related party balances and transactions
Amount of transaction				672	778		652
Other income
Related party balances and transactions
Amount of transaction				0	0		1,009
Interest income on loans due from related parties
Related party balances and transactions
Amount of transaction				150	62		748
Interest income on loans due from related parties | Hubei ECARX
Related party balances and transactions
Amount of transaction				2,128	1,561		1,504
Interest income on loans due from related parties | Xingji Meizu
Related party balances and transactions
Amount of transaction				96	0		253
Loans to related parties
Related party balances and transactions
Amount of transaction				11,371	1,488		29,433
Loans to related parties | Xingji Meizu
Related party balances and transactions
Amount of transaction					0
Cash collections of loans and advances to related parties
Related party balances and transactions
Amount of transaction				5,832	2,439		29,388
Cash collections of loans and advances to related parties | Xingji Meizu
Related party balances and transactions
Amount of transaction				0	0		27,413
Repayment of borrowings from related parties
Related party balances and transactions
Amount of transaction				188,495	83,381		44,458
Borrowings from related parties
Related party balances and transactions
Amount of transaction				153,972	62,360		44,458
Debt assignment and offset with related parties
Related party balances and transactions
Amount of transaction				29,415	0		0
Advance from related parties
Related party balances and transactions
Amount of transaction					0		0
Advance from related parties | Geely Group
Related party balances and transactions
Amount of transaction				15,759
Prepayments to related parties
Related party balances and transactions
Amount of transaction					0		0
Prepayments to related parties | Xingji Meizu
Related party balances and transactions
Amount of transaction				26,504
Financial support to related parties | Acquisition of software license rights
Related party balances and transactions
Amount of transaction	$ 6,880		$ 27,413	$ 0	$ 0		$ 21,020		¥ 150,000

[1]	Restated (refer to Note 2(c))